Employee Stock And Incentive Plan (Summary Of Stock Option Transactions) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised, Shares	(1,566,089)	(1,041,796)	(530,613)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period, Shares	3,121,388
Expired, Shares	(17,189)
Exercised, Shares	(1,566,089)
Outstanding at end of period, Shares	1,538,110
Outstanding at beginning of period, Weighted Average Exercise Price	$ 16.65
Expired, Weighted Average Exercise Price	$ 22.84
Exercised, Weighted Average Exercise Price	$ 16.41
Outstanding at end of period, Weighted Average Exercise Price	$ 16.82
Outstanding at end of period, Weighted Average Remaining Life (years)	3 years 8 months 12 days
Outstanding at end of period, Aggregate Intrinsic Value	$ 10,410